RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Fair value of the warrants	$ 34,939
Deferred revenue from sales to investors	3,900	$ 1,100	$ 2,200
Amount of investment	$ 500
Percentage of outstanding shares	31.00%
Investors
Related Party Transaction [Line Items]
Revenue from sales to investors	$ 100
Deferred revenue from sales to investors	$ 100